Leases (Tables)	6 Months Ended
Mar. 31, 2023
Leases
Schedule of supplemental balance sheet information related to operating leases from continuing operations
	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Right-of-use assets under operating leases	$268,589	$314,339

Operating lease liabilities, current	51,096	32,899
Operating lease liabilities, non-current	-	15,484
Total operating lease liabilities	$51,096	$48,383

Schedule of maturity of operating lease liabilities
As of
March 31,
2023
(unaudited)
Reminder of fiscal 2023	$35,418
Fiscal 2024	17,534
Total Future minimum lease payments	52,952
Less: Imputed interest	(1,856)
Total	$51,096